INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16. INCOME TAXES

Income (loss) before income taxes by geographic location is as follows:

(in US$ thousands )	2023	2022	2021
Taiwan operations	$(1,726)	$(1,588)	$(1,989)
Non-Taiwan operations	(1,673)	(1,164)	(1,436)
	$(3,399)	$(2,752)	$(3,425)

The components of income tax benefit (expense) by taxing jurisdiction are as follows:

( in US$ thousands )	2023	2022	2021
Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Non-Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Total current income tax benefit (expense)	$—	$—	$—
Total deferred income tax benefit	$—	$—	$—
Total income tax benefit	$—	$—	$—

Our ultimate parent company is based in Singapore.

A reconciliation of our effective tax rate related to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2023	2022	2021
Taiwan statutory rate, including taxes on income and retained earnings	24.00%	24.00%	24.00%
Foreign tax differential	0.75%	(3.03)%	(5.75)%
Expiration of net operating loss carryforwards	(27.71)%	(20.18)%	(6.47)%
Net operating loss carryforwards not utilized due to dissolution of subsidiaries	—	(42.73)%	—
Other non-deductible expenses	(12.84)%	(9.79)%	(1.65)%
Change in deferred tax assets and valuation allowance	15.79%	24.94%	(10.32)%
Loss on investment in subsidiaries dissolved	—	26.62%	—
Other	0.01%	0.17%	0.19%
Effective rate	—	—	—

The significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2023	2022
Net operating loss carryforwards	$10,630	$11,385
Share-based compensation	292	292
Investments	131	131
Lease right-of-use assets	6	6
Other	5	66
	11,064	11,880
Less: valuation allowance	(11,064)	(11,880)
Deferred tax assets - net	$—	$—

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2023, 2022 and 2021 are as follows:

(in US$ thousands)	2023	2022	2021
Balance at beginning of year	$11,880	$13,607	$13,046
Subsequent reversal and utilization of valuation allowance	(263)	(94)	(81)
Changes to valuation allowance	405	1,158	575
Expirations	(942)	(1,731)	(221)
Exchange differences	(16)	(1,060)	288
Balance at end of year	$11,064	$11,880	$13,607

Under ROC Income Tax Act, the tax loss carryforward in the preceding ten years would be deducted from income tax for Taiwan operations.

As of December 31, 2023, we had net operating loss carryforwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	$15,521	indefinite
Taiwan	33,414	2024~2033
	$48,935

Unrecognized Tax Benefits

As of December 31, 2023, 2022 and 2021, there were no unrecognized tax benefits that if recognized would affect the effective tax rate.

There were no interest and penalties related to income tax liabilities recognized for the years ended December 31, 2023, 2022 and 2021.

Our major tax paying components are all located in Taiwan. As of December 31, 2023, the income tax filings in Taiwan have been examined for the years through 2021.